Schedule of Warrants, Fair Values (Details)	9 Months Ended
Dec. 31, 2015 USD ($)
Blah 10 1	$ 0
Blah 10 2	0
Blah 10 3	739,190
Blah 10 4	0
Blah 10 5	(387,871)
Blah 10 6	0
Blah 10 7	351,319
Blah 10 8	$ 0